ACCRUED EXPENSES (Details) - Varian Biopharmaceuticals [Member] - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accrued payroll	$ 225,000	$ 225,000	$ 100,000
Accrued board of director fees	70,000	52,500	17,500
Accrued consulting fees - related party	180,000	170,000	60,000
Accrued legal fees	165,571	134,853
Accrued other	186,580	29,391
Accrued expenses	$ 827,151	$ 611,744	$ 177,500